Manually signed

FORM D

U.S. Securities and Exchange Commission
Washington, D.C. 20549

[redacted]

03057007

SEC MAIL PROCESSING RECEIVED APR 24 2003 WASH. D.C. 160

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: MILLIE TOUR L.P.

(____ Check if this is an amendment and name has changed, and indicate change.)

Filed under: ___Rule 504 ___Rule 505 _x_Rule 506
___Section 4(6) ___ULOE

Type of Filing: _X_ New Filing ____ Amendment

PROCESSED
APR 25 2003
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: MILLIE TOUR L.P.

Address of Executive Offices

c/o Nina Lannan Associates
1450 Broadway, #2011
New York, NY 10018-2201
Tel: 212 221-1122
Fax: 212 221-3222

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Production of tour of stage play, "THOROUGHLY MODERN MILLIE"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 4/2003 (1228991

_____Estimated _X_Actual

Jurisdiction of Organization: NY

2.

==

Categories that apply:
    Beneficial Owner, Promoter, General Partner

Name and Address:
Fox Theatricals, LLC
527 North Grand Boulevard
St. Louis, MO 63103

==

Categories that apply:
    Beneficial Owner, Promoter, General Partner

Name and Address:
FCP Entertainment Partners, LLC
590 Lakeshore Boulevard
Incline Village, Nevada 89451

==

Categories that apply:
    Officer, Director or Owner of Corporate General Partner

Name and Address:
Luftig, Hal
253 West 72nd Street, #1903
New York, New York 10023

==

Categories that apply:
    Officer, Director or Owner of a General Partner

Name and Address:
Harris, Harvey A.
527 N. Grand Blvd
St. Louis, MO 63103

==

Categories that apply:
    Officer, Director or Owner of a General Partner

Name and Address:
Baudendistel, Robert J.
527 N. Grand Blvd
St. Louis, MO 63103

==

Categories that apply:
    Officer, Director or Owner of a General Partner

Name and Address:
Baker, Richard
527 N. Grand Blvd
St. Louis, MO 63103

======================================
Categories that apply:
Officer, Director or Owner of a General Partner

Name and Address:
Trepp, Warren
590 Lakeshore Boulevard
Incline Village, Nevada 89451

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?
___YES _x_NO

2. What is the minimum investment that will be accepted from any individual? $5,000

3. Does the offering permit joint ownership?
_x_YES ___NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests (preformation interests and rights to underlying partnership interests)	$3,800,000	0
Other	0	0
TOTAL	$3,800,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in conndition with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees	____	$
Printing and Engraving Costs	____	$
Legal Fees	x	$ 23,000
Accounting Fees	____	$
Engineering Fees	____	$
Sales Commissions	____	$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 2,000
TOTAL:	x	$ 25,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:

x $3,775,000

5. Amount of adjusted gross proceeds to the issuer

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	x $	x $1,142,000
Purchase of Real Estate	___ $	___ $
Purchase, rental or leasing and installation of machinery and equipment	___ $	___ $
Construction or leasing of plant buildings and facilities	___ $	___ $
Acquisition of other businesses*	___ $	___ $

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	___ $	___ $
Working capital	___ $	___ $
Other:(sets, costumes, props)	x $	x $1,395,000
Rehearsal & casting expenses, bonds, deposits, advances; advertising & promotion; general & administrative; and reserve	x $14,000	x $1,124,000
Column Totals:	x $14,000	x $3,761,000

Total Payments Listed: (column totals added) x $3,775,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
MILLIE TOUR L.P.	X Hal Luftig	4/14, 2003

Name of Signer:	Title of Signer:
Hal Luftig	President, FCP Entertainment Partners, LLC a General Partner of the Issuer